Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	ff2_SupplementTextBlock

FORWARD FUNDS

Supplement dated June 13, 2018

to the

Salient Real Estate Fund Investor Class and Institutional Class Prospectus (“No-Load Prospectus”)

and

Salient Real Estate Fund Class A and Class C Prospectus (“Load Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO FUND EXPENSES

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on June 8, 2018, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved, on behalf of the Salient Real Estate Fund (the “Fund”), effective on or about July 1, 2018 the introduction of expense limits for the Fund. Accordingly, effective on or about July 1, 2018, the following changes shall be reflected in the Fund’s registration statement:

Effective July 1, 2018, Forward Management d/b/a Salient (“Salient Management”) has agreed to enter into an expense limitation agreement with the Salient Real Estate Fund (the “Fund”) which will limit the net annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of the Fund’s Class A (1.55%), Class C (2.10%), Investor Class (1.50%), and Institutional Class (1.15%) shares. Accordingly, effective July 1, 2018 the following information shall be incorporated into the Fund’s “Fund Summary” sections of the registration statement:

1.	The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(1)	0.86%	0.76%
Total Annual Fund Operating Expenses	1.96%	1.61%
Fee Waiver and Expense Reimbursement(2)	–0.46%	–0.46%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%	1.15%

(1)	Other Expenses for Investor Class and Institutional Class shares include shareholder services fees that may be temporarily suspended by the Fund, in which case, the fees may not accrue to the full amounts payable.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2019 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.50% and 1.15%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$153	$117
3 Years	$571	$463
5 Years	$1,014	$832
10 Years	$2,245	$1,870

2.	The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund in the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses(1)	0.91%	0.96%
Total Annual Fund Operating Expenses	2.01%	2.56%
Fee Waiver and/or Expense Reimbursement(2)	–0.46%	–0.46%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.55%	2.10%

(1)	Other Expenses for Class A shares include shareholder services fees that may be temporarily suspended by the Fund, in which case, the fees may not accrue to the full amounts payable.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2019 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.55% and 2.10%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
1 Year	$724	$313
3 Years	$1,127	$753
5 Years	$1,555	$1,318
10 Years	$2,741	$2,857

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$724	$213
3 Years	$1,127	$753
5 Years	$1,555	$1,318
10 Years	$2,741	$2,857

No Load | Salient Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff2_SupplementTextBlock

FORWARD FUNDS

Supplement dated June 13, 2018

to the

Salient Real Estate Fund Investor Class and Institutional Class Prospectus (“No-Load Prospectus”)

and

Salient Real Estate Fund Class A and Class C Prospectus (“Load Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO FUND EXPENSES

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on June 8, 2018, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved, on behalf of the Salient Real Estate Fund (the “Fund”), effective on or about July 1, 2018 the introduction of expense limits for the Fund. Accordingly, effective on or about July 1, 2018, the following changes shall be reflected in the Fund’s registration statement:

Effective July 1, 2018, Forward Management d/b/a Salient (“Salient Management”) has agreed to enter into an expense limitation agreement with the Salient Real Estate Fund (the “Fund”) which will limit the net annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of the Fund’s Class A (1.55%), Class C (2.10%), Investor Class (1.50%), and Institutional Class (1.15%) shares. Accordingly, effective July 1, 2018 the following information shall be incorporated into the Fund’s “Fund Summary” sections of the registration statement:

1.	The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(1)	0.86%	0.76%
Total Annual Fund Operating Expenses	1.96%	1.61%
Fee Waiver and Expense Reimbursement(2)	–0.46%	–0.46%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%	1.15%

(1)	Other Expenses for Investor Class and Institutional Class shares include shareholder services fees that may be temporarily suspended by the Fund, in which case, the fees may not accrue to the full amounts payable.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2019 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.50% and 1.15%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$153	$117
3 Years	$571	$463
5 Years	$1,014	$832
10 Years	$2,245	$1,870

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

		Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
No Load | Salient Real Estate Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	$ 153
3 Years	rr_ExpenseExampleYear03	571
5 Years	rr_ExpenseExampleYear05	1,014
10 Years	rr_ExpenseExampleYear10	2,245
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	571
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,014
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,245
No Load | Salient Real Estate Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	463
5 Years	rr_ExpenseExampleYear05	832
10 Years	rr_ExpenseExampleYear10	1,870
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	463
5 Years	rr_ExpenseExampleNoRedemptionYear05	832
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,870
Load | Salient Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff2_SupplementTextBlock

FORWARD FUNDS

Supplement dated June 13, 2018

to the

Salient Real Estate Fund Investor Class and Institutional Class Prospectus (“No-Load Prospectus”)

and

Salient Real Estate Fund Class A and Class C Prospectus (“Load Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO FUND EXPENSES

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on June 8, 2018, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved, on behalf of the Salient Real Estate Fund (the “Fund”), effective on or about July 1, 2018 the introduction of expense limits for the Fund. Accordingly, effective on or about July 1, 2018, the following changes shall be reflected in the Fund’s registration statement:

Effective July 1, 2018, Forward Management d/b/a Salient (“Salient Management”) has agreed to enter into an expense limitation agreement with the Salient Real Estate Fund (the “Fund”) which will limit the net annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of the Fund’s Class A (1.55%), Class C (2.10%), Investor Class (1.50%), and Institutional Class (1.15%) shares. Accordingly, effective July 1, 2018 the following information shall be incorporated into the Fund’s “Fund Summary” sections of the registration statement:

2.	The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund in the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses(1)	0.91%	0.96%
Total Annual Fund Operating Expenses	2.01%	2.56%
Fee Waiver and/or Expense Reimbursement(2)	–0.46%	–0.46%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.55%	2.10%

(1)	Other Expenses for Class A shares include shareholder services fees that may be temporarily suspended by the Fund, in which case, the fees may not accrue to the full amounts payable.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2019 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.55% and 2.10%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
1 Year	$724	$313
3 Years	$1,127	$753
5 Years	$1,555	$1,318
10 Years	$2,741	$2,857

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$724	$213
3 Years	$1,127	$753
5 Years	$1,555	$1,318
10 Years	$2,741	$2,857

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

		Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Load | Salient Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.91%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
1 Year	rr_ExpenseExampleYear01	$ 724
3 Years	rr_ExpenseExampleYear03	1,127
5 Years	rr_ExpenseExampleYear05	1,555
10 Years	rr_ExpenseExampleYear10	2,741
1 Year	rr_ExpenseExampleNoRedemptionYear01	724
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,127
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,555
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,741
Load | Salient Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.96%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.10%
1 Year	rr_ExpenseExampleYear01	$ 313
3 Years	rr_ExpenseExampleYear03	753
5 Years	rr_ExpenseExampleYear05	1,318
10 Years	rr_ExpenseExampleYear10	2,857
1 Year	rr_ExpenseExampleNoRedemptionYear01	213
3 Years	rr_ExpenseExampleNoRedemptionYear03	753
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,318
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,857

[1]	Other Expenses for Investor Class and Institutional Class shares include shareholder services fees that may be temporarily suspended by the Fund, in which case, the fees may not accrue to the full amounts payable.
[2]	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2019 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.50% and 1.15%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.
[3]	Other Expenses for Class A shares include shareholder services fees that may be temporarily suspended by the Fund, in which case, the fees may not accrue to the full amounts payable.
[4]	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2019 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.55% and 2.10%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.